Provisions (Tables)	12 Months Ended
Dec. 31, 2025
ProvisionsAbstract [Abstract]
Disclosure of Changes in Provisions

(in thousands of euros)	As of January 1, 2025	Increases	Decreases	Currency translation	As of December 31, 2025
Lump-sum retirement benefits	432	95	—	—	507
Total Non-current provisions	432	95	—	—	507

(in thousands of euros)	As of January 1, 2024	Increases	Decreases	Currency translation	As of December 31, 2024
Lump-sum retirement benefits	323	109	—	—	432
Total Non-current provisions	323	109	—	—	432

(in thousands of euros)	As of January 1, 2025	Increases (1)	Decreases(1)	Currency translation	As of December 31, 2025
Provisions for disputes	341	29	(280)	—	90
Provisions for charges	96	21	(90)	—	28
Total Current provisions	438	50	(370)	—	118

(in thousands of euros)	As of January 1, 2024	Increases (1)	Decreases(1)	Currency translation	As of December 31, 2024
Provisions for disputes	506	200	(372)	7	341
Provisions for charges	253	7	(164)	—	96
Total current provisions	760	207	(535)	7	438
(1)See Note 17.4.- Depreciation, amortization and provision expenses. In 2024, the changes in the provisions for disputes and charges in the balance sheet include exceptional provision reversals that are not mapped to R&D SG&A, resulting in a mismatch with the operations expenses flows.